                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06530

Active Assets California Tax - Free Trust
                (Exact name of registrant as specified in charter)

1221  Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date  of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2004

MARKET CONDITIONS

The six-month review period was marked by steady increases in the federal funds rate, as the Federal Open Market Committee (the "Fed") delivered on its long-signaled intention to raise interest rates at a "measured" pace. The federal funds rate ended 2004 at 2.25 percent, its highest level since October 2002. The Fed's tightening stance was supported during the period by improving employment figures, high oil prices and generally positive economic indicators. In this environment, securities with variable coupons outperformed most other areas of the municipal money market thanks to their ability to adjust to rising interest rates.

The State of California continued to experience budget deficits, though these were somewhat offset by the State's successful issuance of more than $10 billion in deficit financing bonds. The ease with which the bonds were absorbed by the market was confirmation that the State's new fiscal path under Governor Schwarzenegger met with the market's approval. California's debt was also upgraded during the review period.

PERFORMANCE ANALYSIS

As of December 31, 2004, Active Assets California Tax-Free Trust had net assets of more than $701 million and an average portfolio maturity of 26 days. For the six-month period ended December 31, 2004, the Fund provided a total return of
0.41 percent. For the seven-day period ended December 31, 2004, the Fund provided an effective annualized yield of 1.27 percent and a current yield of
1.26 percent, while its 30-day average yield for December was 1.04 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our primary strategy in managing the Fund was to adjust its portfolio in anticipation of rising interest rates. The Fund avoided securities with 12-month maturities in order to avoid locking in potentially lower interest rates. In their stead, the Fund emphasized bonds with variable rate coupons that automatically adjust to rising rates to capitalize on any increases. Among fixed rate investments, the Fund focused on tax-exempt commercial paper and municipal notes with shorter maturities in the four- to six-month range to maintain flexibility.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 79.0%
   Tax-Exempt Commercial Paper                         12.8
   Municipal Notes                                      8.2

   MATURITY SCHEDULE
    1 - 30 Days                                        87.8%
    31 - 60 Days                                        2.0
    61 - 90 Days                                         --
    91 - 120 Days                                       0.5
   121+ Days                                            9.7

Data as of December 31, 2004. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE,

HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/04 -
                                                                     07/01/04            12/31/04             12/31/04
                                                                   -------------       -------------       ---------------
Actual (0.41% return).......................................         $1,000.00           $1,004.10              $3.13
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.08              $3.16

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.62% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (81.3%)
 $ 8,400    ABAG Finance Authority for Nonprofit Corporations,
              Episcopal Homes Foundation Ser 2000 COPs...............   2.03%   01/07/05   $  8,400,000
   5,000      Lease Purchase 2003 Ser A..............................   2.05    01/07/05      5,000,000
  14,005    Anaheim Public Finance Authority, Distribution System
              ROCs II-R Ser 6021 (MBIA)..............................   2.02    01/07/05     14,005,000
  20,000    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT).......   2.01    01/07/05     20,000,000
   2,675    Cabrillo Community College District, 2004 Ser A ROCs II-R
              Ser 300 (MBIA).........................................   2.02    01/07/05      2,675,000
            California,
   2,990      Economic Recovery Ser 2004 A ROCs II-R Ser 280
                (FGIC)...............................................   2.02    01/07/05      2,990,000
     600    Economic Recovery Ser 2004 C-4...........................   2.20    01/03/05        600,000
            California,
   7,100      Ser 2004 A-9...........................................   1.97    01/07/05      7,100,000
   2,700      Ser 2004 B-3...........................................   2.15    01/03/05      2,700,000
  11,970    California Alternative Energy Source Finance Authority,
              General Electric Capital Corp-Arroyo Energy 1993 Ser B
              (AMT)..................................................   1.98    01/07/05     11,970,000
            California Department of Water Resources,
  10,000      Power Supply Ser 2002 C Subser C-16....................   1.97    01/07/05     10,000,000
  19,700      Power Supply Ser B Subser B-1..........................   2.20    01/03/05     19,700,000
   1,100      Power Supply Ser B Subser B-6..........................   2.15    01/03/05      1,100,000
            California Educational Facilities Authority,
   5,000      California Institute of Technology Ser 1994............   1.97    01/07/05      5,000,000
   5,465      California Lutheran University Ser 2004 A..............   1.99    01/07/05      5,465,000
  15,165      Stanford University Ser L-5............................   1.85    01/07/05     15,165,000
   7,000      University of San Francisco Ser 2003...................   1.97    01/07/05      7,000,000
            California Health Facilities Financing Authority,
  14,150      Adventist Health System/West 1998 Ser A (MBIA),
                Ser B (MBIA) & Ser C (Ambac).........................   2.20    01/03/05     14,150,000
   2,000      Adventist Health System/West 2002 Ser A................   2.19    01/03/05      2,000,000
   2,027      Adventist Health System/West 2002 Ser B................   2.20    01/03/05      2,027,000
  17,700      Northern California Presbyterian Homes & Services Ser
                2004.................................................   1.95    01/07/05     17,700,000
   1,000      Sisters of Charity of Leavenworth Health System Ser
                2003.................................................   1.98    01/05/05      1,000,000
            California Housing Finance Agency,
  15,000      Home Mortgage 2003 Ser F (AMT) (FSA)...................   2.01    01/07/05     15,000,000
  19,200      Multifamily 2000 Ser C (AMT)...........................   2.30    01/03/05     19,200,000
  10,485    California Pollution Control Financing Authority, Chevron
              USA Inc Ser 1984 B.....................................   1.60    06/15/05     10,485,407

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            California Statewide Communities Development Authority,
 $ 6,000      Chabad of California Ser 2004..........................   1.95%   01/07/05   $  6,000,000
   1,500      House Ear Institute 1993 Ser A COPs....................   2.21    01/03/05      1,500,000
   4,200      Kaiser Permanente Ser 2004 L...........................   2.00    01/07/05      4,200,000
   9,000      Pine View Apartments 2004 Ser A........................   1.96    01/07/05      9,000,000
  13,630      University Retirement Community at Davis Inc Ser 2003
                (Radian).............................................   2.21    01/03/05     13,630,000
  15,755    California Transit Finance Authority, Ser 1997 (FSA).....   2.00    01/07/05     15,755,000
   7,345    Fresno, Multifamily Housing Heron Pointe Apartments 2001
              Ser A..................................................   1.96    01/07/05      7,345,000
  21,000    Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)..........   1.95    01/07/05     21,000,000
   9,745    Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)..........   2.02    01/07/05      9,745,000
  22,700    Los Angeles Community Redevelopment Agency, Grand
              Promenade Ser 2002.....................................   1.96    01/07/05     22,700,000
   6,000    Los Angeles County Metropolitan Transportation Authority,
              Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046
              (MBIA).................................................   2.02    01/07/05      6,000,000
            Los Angeles Department of Water & Power,
   7,000      Power System 2001 Ser B Subser B-1.....................   2.00    01/07/05      7,000,000
  16,200      Water System 2001 Ser B Subser B-1.....................   1.98    01/07/05     16,200,000
  16,990    Los Angeles Housing Authority, 2004 Ser A................   1.96    01/07/05     16,990,000
   5,000    Los Angeles Unified School District, P-FLOATs PT-1855
              (FSA)..................................................   2.01    01/07/05      5,000,000
            Metropolitan Water District of Southern California,
   8,000      Water 1999 Ser C.......................................   1.97    01/07/05      8,000,000
     700      Water 2000 Ser B-3.....................................   2.10    01/03/05        700,000
   6,330    Milpitas Redevelopment Agency, Redevelopment Project Area
              No 1 ROCs II-R Ser 4557 (MBIA).........................   2.02    01/07/05      6,330,000
  15,100    Monterey Peninsula Water Management District, Wastewater
              Ser 1992 COPs..........................................   2.00    01/07/05     15,100,000
  13,300    Mountain View, Villa Mariposa Multifamily 1985 Ser A.....   2.00    01/07/05     13,300,000
   3,000    Newport Beach, Hoag Memorial Hospital Presbyterian 1996
              Ser B..................................................   2.13    01/03/05      3,000,000
   6,000    Oakland Joint Powers Financing Authority, 1998 Ser A-2
              (FSA)..................................................   1.95    01/07/05      6,000,000
   3,000    Orange County Housing Authority, Oasis Martinique
              Refg 1998 Issue I......................................   1.97    01/07/05      3,000,000
   2,770    Orange County Sanitation District, Ser 2000 B COPs.......   2.15    01/03/05      2,770,000
   5,000    Pasadena, City Hall & Park Improvement Ser 2003 COPs
              (Ambac)................................................   2.00    01/07/05      5,000,000
   4,500    Pomona Redevelopment Agency, Park & Plaza Apartments Ser
              1998 A.................................................   1.96    01/07/05      4,500,000
   6,850    Redlands, Orange Village Apartments 1988 Ser A (AMT).....   2.01    01/07/05      6,850,000
   7,905    Roaring Fork Municipal Products, California Economic
              Recovery Class A Certificates Ser 2004-4 (FGIC)........   2.02    01/07/05      7,905,000
   4,900    Sacramento County, Administration Center & Courthouse Ser
              1990 COPs..............................................   2.00    01/07/05      4,900,000
   3,500    Sacramento County Housing Authority, Seasons at Winter
              2004 Ser C-2...........................................   1.95    01/07/05      3,500,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
 $ 4,000    Sacramento County Sanitation Districts Financing
              Authority, Ser 2004 A Eagle #20040047 Class A
              (Ambac)................................................   2.02%   01/07/05   $  4,000,000
            San Bernardino County,
  15,000      Medical Center Financing Ser 1998 COPs (MBIA)..........   1.95    01/07/05     15,000,000
   4,210      West Valley Detention Center Ser 2002 A COPs ROCs II-R
                Ser 2139 (MBIA)......................................   2.02    01/07/05      4,210,000
   1,750    San Diego Unified School District, 1998 Ser E-1 ROCs II-R
              Ser 1067 (MBIA)........................................   2.02    01/07/05      1,750,000
            San Francisco City & County Finance Corporation,
  11,275      Folsom-Dore Apartments Ser 2002 A (AMT)................   2.01    01/07/05     11,275,000
  12,550      Moscone Center Ser 2000-1 (Ambac)......................   1.97    01/07/05     12,550,000
  21,000    San Francisco City & County Redevelopment Agency, Bayside
              Village Multifamily Ser 1985 A.........................   1.98    01/07/05     21,000,000
   2,000    San Jose, Multifamily Almaden Lake Village Apartments
              Ser 2000 A (AMT).......................................   2.02    01/07/05      2,000,000
  12,700    Southern California Public Power Authority, Transmission
              Refg Ser 2001 A (FSA)..................................   1.95    01/07/05     12,700,000
            Turlock Irrigation District,
   4,920      Ser 1988 A.............................................   1.98    01/07/05      4,920,000
     800      2001 Ser A COPs........................................   2.20    01/03/05        800,000
   6,180    Ventura County, 2003 COPs PUTTERs Ser 474 (FSA)..........   2.02    01/07/05      6,180,000
                                                                                           ------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $569,737,407).........................................................    569,737,407
                                                                                           ------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
            California Tax-Exempt Commercial Paper (13.1%)
  10,000    California Statewide Communities Development
              Authority, Kaiser Permanente Ser 2004 K...   1.75%   01/19/05      1.75%       10,000,000
            East Bay Municipal Utility District,
  10,000      Water System Ser 1988.....................   1.63    01/14/05      1.63        10,000,000
  10,000      Water System Ser 1988.....................   1.80    01/21/05      1.80        10,000,000
   4,400    San Diego County Regional Airport Authority,
              Lindberg Field Ser B......................   1.80    02/03/05      1.80         4,400,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

                                                                               YIELD TO
PRINCIPAL                                                                      MATURITY
AMOUNT IN                                                 COUPON   MATURITY   ON DATE OF
THOUSANDS                                                  RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            San Diego County Water Authority,
 $14,000      Ser 1.....................................   1.63%   01/11/05      1.63%     $ 14,000,000
  10,000      Ser 1.....................................   1.85    02/16/05      1.85        10,000,000
            San Francisco County Transportation
              Authority,
   4,000      2004 Ser A................................   1.75    04/08/05      1.75         4,000,000
   4,750      2004 Ser B................................   1.82    01/20/05      1.82         4,750,000
   6,400    San Gabriel Valley Council of Governments,
              Alameda Corridor-East GANs................   1.75    01/13/05      1.75         6,400,000
            University of California Regents,
   8,500      Ser A.....................................   1.80    01/18/05      1.80         8,500,000
  10,000      Ser A.....................................   1.72    01/20/05      1.72        10,000,000
                                                                                           ------------
            Total California Tax-Exempt Commercial Paper
            (Cost $92,050,000)..........................................................     92,050,000
                                                                                           ------------
            California Tax-Exempt Short-Term Municipal Notes
            (8.4%)
  15,000    California, Ser 2004-2005 RANs, dtd
              10/06/04..................................   3.00    06/30/05      1.74        15,092,427
  19,000    California School Cash Reserve Program
              Authority, 2004 Pool Ser A (Ambac), dtd
              07/06/04..................................   3.00    07/06/05      1.60        19,133,324
  13,000    Sacramento County, 2004 Ser A TRANs,
              dtd 07/01/04..............................   3.00    07/11/05      1.65        13,090,315
   7,000    Santa Cruz County, Ser 2004-2005 A TRANs,
              dtd 07/07/04..............................   3.00    07/06/05      1.62         7,048,432
   4,750    Victor Valley Joint Union High School
              District, Ser 2004 TRANs, dtd 07/22/04....   2.75    07/21/05      1.65         4,778,301
                                                                                           ------------
            Total California Tax-Exempt Short-Term Municipal Notes
            (Cost $59,142,799)..........................................................     59,142,799
                                                                                           ------------

            Total Investments
            (Cost $720,930,206) (a)...........................................   102.8%     720,930,206

            Liabilities in Excess of Other Assets.............................    (2.8)     (19,685,781)
                                                                                 -----     ------------
            Net Assets........................................................   100.0%    $701,244,425
                                                                                 =====     ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

---------------------

     AMT        Alternative Minimum Tax.
     COPs       Certificates of Participation.
     GANs       Grant Anticipation Notes.
   P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
   PUTTERs      Puttable Tax-Exempt Receipts.
     RANs       Revenue Anticipation Notes.
     ROCs       Reset Option Certificates.
    TRANs       Tax and Revenue Anticipation Notes.
      +         Rate shown is the rate in effect at December 31, 2004.
                Date on which the principal amount can be recovered through
      *         demand.
     (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac       Ambac Assurance Corporation.
     FGIC       Financial Guaranty Insurance Company.
     FSA        Financial Security Assurance Inc.
     MBIA       Municipal Bond Investors Assurance Corporation.
    Radian      Radian Asset Assurance Inc.

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $720,930,206).......................................  $720,930,206
Cash........................................................        31,397
Interest receivable.........................................     2,074,687
Prepaid expenses and other assets...........................        23,911
                                                              ------------
    Total Assets............................................   723,060,201
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    21,383,834
    Investment advisory fee.................................       259,505
    Distribution fee........................................        60,708
    Administration fee......................................        30,354
Accrued expenses and other payables.........................        81,375
                                                              ------------
    Total Liabilities.......................................    21,815,776
                                                              ------------
    Net Assets..............................................  $701,244,425
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $701,239,547
Accumulated undistributed net investment income.............         4,878
                                                              ------------
    Net Assets..............................................  $701,244,425
                                                              ============
Net Asset Value Per Share,
701,220,221 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $1.00
                                                              ============


                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $5,107,939
                                                              ----------
Expenses
Investment advisory fee.....................................   1,664,597
Distribution fee............................................     361,174
Administration fee..........................................      59,431
Transfer agent fees and expenses............................      46,274
Professional fees...........................................      29,583
Custodian fees..............................................      16,921
Shareholder reports and notices.............................      16,834
Trustees' fees and expenses.................................       7,917
Registration fees...........................................       6,891
Other.......................................................      14,558
                                                              ----------
    Total Expenses..........................................   2,224,180

Less: expense offset........................................     (16,545)
                                                              ----------
    Net Expenses............................................   2,207,635
                                                              ----------
Net Investment Income.......................................  $2,900,304
                                                              ==========

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2004   JUNE 30, 2004
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:

Net investment income.......................................    $  2,900,304      $  2,590,346

Dividends to shareholders from net investment income........      (2,900,119)       (2,590,218)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      13,443,934       (74,647,531)
                                                                ------------      ------------
    Net Increase (Decrease).................................      13,444,119       (74,647,403)
Net Assets:
Beginning of period.........................................     687,800,306       762,447,709
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $4,878 and $4,693, respectively).........................    $701,244,425      $687,800,306
                                                                ============      ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Effective November 1, 2004 pursuant to Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2004, aggregated $914,610,353 and $951,396,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,321. At December 31, 2004, the Fund had an accrued pension liability of $55,210 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2004   JUNE 30, 2004
                                                              -----------------   --------------
                                                                 (unaudited)
Shares sold.................................................    1,328,197,364      2,395,182,645
Shares issued in reinvestment of dividends..................        2,900,119          2,590,218
                                                               --------------     --------------
                                                                1,331,097,483      2,397,772,863
Shares redeemed.............................................   (1,317,653,549)    (2,472,420,394)
                                                               --------------     --------------
Net increase (decrease) in shares outstanding...............       13,443,934        (74,647,531)
                                                               ==============     ==============

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                       FOR THE YEAR ENDED JUNE 30,
                                           MONTHS ENDED      --------------------------------------------------------------
                                         DECEMBER 31, 2004      2004         2003         2002         2001         2000
                                         -----------------   ----------   ----------   ----------   ----------   ----------
                                            (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period...............................         $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               -------         -------      -------      -------      -------      -------

Net income from investment
 operations...........................           0.004           0.003        0.006        0.011        0.026        0.026

Less dividends from net investment
 income...............................          (0.004)         (0.003)      (0.006)      (0.011)      (0.026)      (0.026)
                                               -------         -------      -------      -------      -------      -------

Net asset value, end of period........         $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               =======         =======      =======      =======      =======      =======

Total Return..........................            0.41%(1)        0.35%        0.63%        1.15%        2.68%        2.60%

Ratios to Average Net Assets:
Expenses (before expense offset)......            0.62%(2)        0.61%        0.60%        0.60%        0.59%        0.61%

Net investment income.................            0.80%(2)        0.35%        0.63%        1.14%        2.64%        2.55%

Supplemental Data:
Net assets, end of period, in
 thousands............................        $701,244        $687,800     $762,448     $762,656     $759,089     $697,703

---------------------

    (1)  Not annualized.
    (2)  Annualized.

18
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Semiannual Report
December 31, 2004

[MORGAN STANLEY LOGO]

RA05-00097P-Y12/04

Item  2. Code of Ethics.

Not applicable for semiannual reports.

Item  3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item  4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item  5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item  6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax - Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                        3